FINANCIAL RISK MANAGEMENT - Schedule of sensitivity analysis (Details) $ in Thousands	Dec. 31, 2023 USD ($) $ / bbl	Dec. 31, 2022 USD ($)
Fuel options | Top of range
Financial Risk Management [Line Items]
Benchmark price (US$ per barrel) | $ / bbl	5
Positions effect on equity	$ 10,800	$ 2,200
Fuel options | Bottom of range
Financial Risk Management [Line Items]
Benchmark price (US$ per barrel) | $ / bbl	(5)
Positions effect on equity	$ (10,700)	(2,300)
FX | Top of range
Financial Risk Management [Line Items]
Appreciation (depreciation)	(10.00%)
Effect on equity	$ (10,000)	(2,900)
FX | Bottom of range
Financial Risk Management [Line Items]
Appreciation (depreciation)	10.00%
Effect on equity	$ 19,000	3,000
Exchange Rate Variation | Top of range
Financial Risk Management [Line Items]
Appreciation (depreciation)	(10.00%)
Effect on Income Statement	$ 6,600	70,700
Exchange Rate Variation | Bottom of range
Financial Risk Management [Line Items]
Appreciation (depreciation)	10.00%
Effect on Income Statement	$ (6,600)	(70,700)
Cumulative Translation Adjustment | Top of range
Financial Risk Management [Line Items]
Positions effect on equity	$ 327,010	98,110
Appreciation (depreciation)	(10.00%)
Cumulative Translation Adjustment | Bottom of range
Financial Risk Management [Line Items]
Positions effect on equity	$ (267,560)	(80,280)
Appreciation (depreciation)	10.00%
Interest-Rate Variations | Top of range
Financial Risk Management [Line Items]
Increase (decrease) interest rate curve	0.0100
Positions on effect on profit or loss before tax	$ (20,270)	(22,640)
Interest-Rate Variations | Bottom of range
Financial Risk Management [Line Items]
Increase (decrease) interest rate curve	(0.0100)
Positions on effect on profit or loss before tax	$ 20,270	22,640
Historical Market Conditions | Top of range
Financial Risk Management [Line Items]
Increase (decrease) interest rate curve	0.0100
Positions on effect on profit or loss before tax	$ 0	6,900
Historical Market Conditions | Bottom of range
Financial Risk Management [Line Items]
Increase (decrease) interest rate curve	(0.0100)
Positions on effect on profit or loss before tax	$ 0	$ (8,200)